UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2002

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Eagle Growth Investors, L.L.C.
Address:	800 Third Avenue
		New York, New York 10022

13F File Number:	28-6566

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		David A. Rosenfeld
Title:		President/CEO
Phone:		(212) 652-4800
Signature, Place, and Date of Signing:

	David A. Rosenfeld	New York, New York	April 24, 2002

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	79

Form 13F Information Table Value Total: $171,721,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184a105     2133    90180 SH       SOLE                    90180
Allergan                       COM              018490102     3860    59705 SH       SOLE                    59705
Amdocs Limited                 COM              G02602103     2505    93985 SH       SOLE                    93985
AmeriCredit                    COM              03060R101      672    17700 SH       SOLE                    17700
American Intl Group            COM              026874107     2906    40287 SH       SOLE                    40287
American Tower                 COM              029912201     2837   515775 SH       SOLE                   515775
Amgen                          COM              031162100     4663    78135 SH       SOLE                    78135
Anadarko Petroleum             COM              032511107     2780    49255 SH       SOLE                    49255
Analog Devices                 COM              032654105      604    13400 SH       SOLE                    13400
Apache Corp                    COM              037411105      297     5218 SH       SOLE                     5218
AstraZeneca                    COM              046353108     3488    70337 SH       SOLE                    70337
AvalonBay Communities          COM              053484101     1402    28151 SH       SOLE                    28151
Basic Industries Select Sector COM              81368y100      365    15415 SH       SOLE                    15415
Bed Bath & Beyond              COM              075896100     2196    65075 SH       SOLE                    65075
Berkshire Hathaway Cl B        COM              084670207     1519      641 SH       SOLE                      641
Brinker International          COM              109641100     1322    40800 SH       SOLE                    40800
Bristol Myers Squibb           COM              110122108      281     6950 SH       SOLE                     6950
Brown & Brown, Inc.            COM              115236101     2040    64975 SH       SOLE                    64975
Carnival Cruise                COM              143658102     2131    65275 SH       SOLE                    65275
Celgene                        COM              151020104     2498   100945 SH       SOLE                   100945
Cendant                        COM              151313103     8048   419145 SH       SOLE                   419145
Citigroup                      COM              172967101     7539   152238 SH       SOLE                   152238
Crown Castle Int'l             COM              228227104     2144   324300 SH       SOLE                   324300
Duke Realty Corp               COM              264411505     1529    58800 SH       SOLE                    58800
Eli Lilly                      COM              532457108      312     4100 SH       SOLE                     4100
Equity Office Pptys.           COM              294741103     1431    47700 SH       SOLE                    47700
Exxon Mobil Corp.              COM              30231g102      665    15167 SH       SOLE                    15167
Federal Home Loan              COM              313400301     3522    55575 SH       SOLE                    55575
Gemstar TV Guide               COM              36866W106      203    13700 SH       SOLE                    13700
Genentech Inc                  COM              368710406     2308    45755 SH       SOLE                    45755
General Electric               COM              369604103      271     7249 SH       SOLE                     7249
Gillette                       COM              375766102      791    23251 SH       SOLE                    23251
Goldman Sachs Group            COM              38141g104      205     2275 SH       SOLE                     2275
HRPT Properties Trust          COM              40426W101      259    28800 SH       SOLE                    28800
Hewlett Packard                COM              428236103      229    12759 SH       SOLE                    12759
Home Depot                     COM              437076102     4315    88758 SH       SOLE                    88758
Hospitality Properties         COM              44106M102     3014    87785 SH       SOLE                    87785
Host Marriott                  COM              44107P104      955    79900 SH       SOLE                    79900
Household International        COM              441815107     1526    26875 SH       SOLE                    26875
IDEC Pharmaceuticals           COM              449370105     2102    32690 SH       SOLE                    32690
IMS Health                     COM              449934108     1447    64475 SH       SOLE                    64475
Intel                          COM              458140100     1141    37521 SH       SOLE                    37521
Jabil Circuit                  COM              466313103     2979   126590 SH       SOLE                   126590
Johnson & Johnson              COM              478160104      290     4460 SH       SOLE                     4460
Kinder Morgan                  COM              49455U100     6902   205050 SH       SOLE                   205050
Kohls Corp                     COM              500255104     2095    29450 SH       SOLE                    29450
Liberty Media A                COM              530718105     2205   174475 SH       SOLE                   174475
Manor Care                     COM              564055101     3734   160250 SH       SOLE                   160250
Marsh & McLennan               COM              571748102     2500    22171 SH       SOLE                    22171
Maxygen                        COM              577776107     1084    86575 SH       SOLE                    86575
Merck                          COM              589331107     2362    41025 SH       SOLE                    41025
Merrill Lynch                  COM              590188108     2828    51060 SH       SOLE                    51060
Microsoft                      COM              594918104     4671    77445 SH       SOLE                    77445
Morgan Stanley                 COM              617446448     3791    66154 SH       SOLE                    66154
Murphy Oil Corp                COM              626717102      250     2600 SH       SOLE                     2600
Nabors Industries              COM              629568106     4156    98360 SH       SOLE                    98360
Nokia                          COM              654902204     1451    69980 SH       SOLE                    69980
Nordstrom                      COM              655664100     1854    75665 SH       SOLE                    75665
Novavax                        COM              670002104      101    10000 SH       SOLE                    10000
Ocean Energy                   COM              67481E106     2025   102325 SH       SOLE                   102325
Pfizer                         COM              717081103     1737    43714 SH       SOLE                    43714
Public Service Enterprises     COM              744573106     2970    64845 SH       SOLE                    64845
Restoration Hardware           COM              760981100      292    23350 SH       SOLE                    23350
Safeway                        COM              786514208      269     5970 SH       SOLE                     5970
Simon Property Group           COM              828806109      611    18725 SH       SOLE                    18725
Staples                        COM              855030102     3949   197761 SH       SOLE                   197761
Sun Communities                COM              866674104     1721    43800 SH       SOLE                    43800
Texas Instruments              COM              882508104     2439    73691 SH       SOLE                    73691
Travelers Property A           COM              89420G109      300    15000 SH       SOLE                    15000
Triad Hospitals                COM              89579k109     3585   104290 SH       SOLE                   104290
UTStarcom                      COM              918076100     3774   143875 SH       SOLE                   143875
United Parcel Service          COM              911312106      237     3905 SH       SOLE                     3905
Viacom B                       COM              925524308     4538    93821 SH       SOLE                    93821
Wal Mart                       COM              931142103     1210    19734 SH       SOLE                    19734
Washington Mutual              COM              939322103     4545   137185 SH       SOLE                   137185
Weatherford Int'l              COM              947074100     3329    69902 SH       SOLE                    69902
Wells Fargo                    COM              949746101     4522    91535 SH       SOLE                    91535
Williams Companies             COM              969457100      220     9350 SH       SOLE                     9350
Worldcom                       COM              98157D106     1739   258041 SH       SOLE                   258041